SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

31— SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:

	Year Ended December 31,
	2024	2023	2022
Income taxes paid (refunds received)	377	509	410
Interest paid	281	265	168
Interest received	796	1,311	403

Non-cash transactions:

	Year Ended December 31,
	2024	2023	2022
Financing lease obligations incurred	140	358	162
Operating lease obligations incurred	1,915	1,098	1,162

Cash paid for amounts included in the measurement of lease liabilities:

	Year Ended December 31,
	2024	2023	2022
Operating cash flow used in operating leases	1,074	1,009	900
Operating cash flow used in finance leases	18	7	12
Financing cash flow used in finance leases	232	242	350